Insurance contracts and private pension (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Group Accident Insurance [Member]
IfrsStatementLineItems [Line Items]
Sales ratio	30.50%	31.50%	33.80%
Loss ratio	17.00%	14.50%	11.30%
Individual Accident [Member]
IfrsStatementLineItems [Line Items]
Sales ratio	18.40%	18.70%	18.80%
Loss ratio	25.60%	26.70%	29.40%
Credit Life [Member]
IfrsStatementLineItems [Line Items]
Sales ratio	22.30%	22.90%	24.20%
Loss ratio	19.30%	26.10%	22.30%
Random Events [Member]
IfrsStatementLineItems [Line Items]
Sales ratio	23.70%	23.30%	23.50%
Loss ratio	28.80%	32.00%	34.30%
Multiple Peril [Member]
IfrsStatementLineItems [Line Items]
Sales ratio	42.70%	43.10%	44.40%
Loss ratio	19.30%	24.00%	52.90%
Home Insurance in Market Policies Credit Life [Member]
IfrsStatementLineItems [Line Items]
Sales ratio	20.10%	20.30%	20.40%
Loss ratio	11.10%	26.50%	18.50%
Group Life [Member]
IfrsStatementLineItems [Line Items]
Sales ratio	23.80%	23.80%	24.00%
Loss ratio	35.50%	53.50%	41.00%